SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value Added Taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
VAT percent, one	3.00%
VAT percent, two	6.00%
VAT tax	¥ 582,524	¥ 477,328	¥ 776,907